UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT High Yield Fund
Class IA
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$74	0.71%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT High Yield Fund returned 8.86%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 8.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology, retail, and health care sectors
↑	Security selection within B and non-rated credits (i.e. convertibles)
↑	Overweight exposure to Seagate Technology

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors
↓	Overweight exposure to Vibrantz Technology, position was sold before the end of the period
Putnam VT High Yield Fund	PAGE 1	38920-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	8.86	4.28	5.94
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
JPMorgan Developed High Yield Index	8.65	4.96	6.71
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,922,844
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	383
Total Management Fee Paid	$755,500
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT High Yield Fund	PAGE 2	38920-ATSIA-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, CFA, Robert L. Salvin, and Glenn Voyles, CFA.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 3	38920-ATSIA-0226

Putnam VT High Yield Fund
Class IB
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT High Yield Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$100	0.96%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT High Yield Fund returned 8.67%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 8.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology, retail, and health care sectors
↑	Security selection within B and non-rated credits (i.e. convertibles)
↑	Overweight exposure to Seagate Technology

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors
↓	Overweight exposure to Vibrantz Technology, position was sold before the end of the period
Putnam VT High Yield Fund	PAGE 1	38920-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	8.67	4.05	5.70
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
JPMorgan Developed High Yield Index	8.65	4.96	6.71
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,922,844
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	383
Total Management Fee Paid	$755,500
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT High Yield Fund	PAGE 2	38920-ATSIB-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, CFA, Robert L. Salvin, and Glenn Voyles, CFA.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT High Yield Fund	PAGE 3	38920-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT High Yield Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 36
Tax Information 37
Changes In and Disagreements with Accountants 38
Results of Meeting(s) of Shareholders 38
Remuneration Paid to Directors, Officers and Others 38
Board Approval of Management and Subadvisory Agreements 38

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.71 $5.61 $5.29 $6.30 $6.30
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.35 0.33 0.29 0.28
Net realized and unrealized gains (losses) ........... 0.12 0.09 0.29 (0.98) 0.03
Total from investment operations .................... 0.48 0.44 0.62 (0.69) 0.31
Less distributions from:
Net investment income .......................... (0.38) (0.34) (0.30) (0.31) (0.31)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.38) (0.34) (0.30) (0.32) (0.31)
Net asset value, end of year ....................... $5.81 $5.71 $5.61 $5.29 $6.30
Total return
c
................................... 8.86% 8.19% 12.29% (11.37)% 5.20%
Ratios to average net assets
Expenses
d
.................................... 0.71% 0.73% 0.75% 0.75%
e
0.70%
Net investment income ........................... 6.30% 6.33% 6.18% 5.24% 4.56%
Supplemental data
Net assets , end of year (000’s) ..................... $95,401 $102,273 $99,901 $94,436 $119,199
Portfolio turnover rate ............................ 45% 50% 45% 28% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $5.64 $5.55 $5.23 $6.23 $6.23
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.33 0.31 0.27 0.27
Net realized and unrealized gains (losses) ........... 0.12 0.09 0.30 (0.97) 0.03
Total from investment operations .................... 0.46 0.42 0.61 (0.70) 0.30
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.29) (0.29) (0.30)
Net realized gains ............................. — — — (0.01) —
Total distributions ............................... (0.36) (0.33) (0.29) (0.30) (0.30)
Net asset value, end of year ....................... $5.74 $5.64 $5.55 $5.23 $6.23
Total return
c
................................... 8.67% 7.86% 12.13% (11.60)% 4.97%
Ratios to average net assets
Expenses
d
.................................... 0.96% 0.98% 1.00% 1.00%
e
0.95%
Net investment income ........................... 6.05% 6.08% 5.93% 4.98% 4.32%
Supplemental data
Net assets , end of year (000’s) ..................... $43,522 $43,804 $47,643 $37,446 $49,084
Portfolio turnover rate ............................ 45% 50% 45% 28% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT High Yield Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Commercial Services & Supplies 0.1%
GFL Environmental, Inc. .............................. United States 4,430 $ 190,268
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 4,005 72,130
Hotels, Restaurants & Leisure 0.3%
a
Viking Holdings Ltd. ................................. United States 5,800 414,178
Total Common Stocks (Cost $ 333,408 ) .......................................
676,576
Convertible Preferred Stocks 0.9%
Aerospace & Defense 0.4%
Boeing Co. (The) , 6% ................................ United States 8,265 570,781
Electric Utilities 0.3%
NextEra Energy, Inc. , 7.299% .......................... United States 7,375 381,804
Financial Services 0.2%
Apollo Global Management, Inc. , 6.75% .................. United States 3,581 270,437
Total Convertible Preferred Stocks (Cost $ 962,683 ) ............................
1,223,022
Principal
Amount
*
Convertible Bonds 1.6%
Consumer Staples Distribution & Retail 0.2%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 200,000 304,240
Energy Equipment & Services 0.1%
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 155,000 126,279
Entertainment 0.2%
Live Nation Entertainment, Inc. , Senior Note , 3.125% , 1/15/29 ..
United States 195,000 283,822
Food Products 0.2%
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 243,000 262,075
Health Care REITs 0.3%
b
Welltower OP LLC , Senior Note , 144A, 2.75% , 5/15/28 ....... United States 208,000 407,888
Software 0.3%
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 366,000 403,332
Technology Hardware, Storage & Peripherals 0.3%
Seagate HDD Cayman , Senior Note , 3.5% , 6/01/28 ..........
United States 126,000 423,801
Total Convertible Bonds (Cost $ 1,599,002 ) ...................................
2,211,437
Corporate Bonds 87.3%
Aerospace & Defense 3.5%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 240,000 240,388
Senior Note , 5.875% , 12/01/27 ....................... United States 435,000 437,202
Senior Note , 4.875% , 10/01/29 ....................... United States 90,000 90,118
Senior Note , 7.25% , 8/15/30 ......................... United States 335,000 354,118
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 270,000 279,408
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 210,000 219,343
Boeing Co. (The) , Senior Bond , 5.875% , 2/15/40 ............
United States 210,000 216,431

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Bombardier, Inc. ,
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 175,000 $ 182,606
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 260,000 281,231
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 130,000 138,697
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 20,000 21,158
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 540,000 546,747
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 545,000 546,025
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 290,000 303,638
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 70,000 73,655
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 440,000 450,683
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 95,000 98,629
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 340,000 354,389
4,834,466
Automobile Components 1.7%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 560,000 589,169
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 285,000 290,395
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 290,000 300,900
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 410,000 355,463
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 330,000 340,955
b ,c
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 255,000 268,148
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 230,000 243,165
2,388,195
Automobiles 0.3%
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 385,000 409,456
Banks 0.4%
b ,d
Societe Generale SA ,
Junior Sub. Bond , 144A, 4.75% to 5/25/26, FRN thereafter ,
Perpetual ....................................... France 255,000 254,378
Junior Sub. Bond , 144A, 5.375% to 11/17/30, FRN thereafter ,
Perpetual ....................................... France 260,000 249,364
503,742
Biotechnology 1.5%
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 450,000 473,063
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 450,000 461,494
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 965,000 EUR 1,125,932
2,060,489
Broadline Retail 1.0%
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 190,000 209,476
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 375,000 391,764
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 320,000 342,052
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 440,000 452,870
1,396,162

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 2.8%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 195,000 $ 201,861
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 165,000 172,716
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 350,000 271,507
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 110,000 EUR 135,100
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 40,000 40,883
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 170,000 174,607
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 385,000 394,939
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 135,000 141,072
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 265,000 276,007
b
Smyrna Ready Mix Concrete LLC ,
Senior Secured Note , 144A, 6% , 11/01/28 ............... United States 225,000 226,213
Senior Secured Note , 144A, 8.875% , 11/15/31 ........... United States 350,000 374,629
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 435,000 448,157
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 375,000 383,288
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 630,000 608,193
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 35,000 32,176
3,881,348
Capital Markets 1.2%
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 150,000 165,127
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 905,000 921,498
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 330,000 344,671
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 255,000 264,669
1,695,965
Chemicals 2.0%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 150,000 154,270
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 335,000 347,981
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 325,000 257,508
b
Olympus Water US Holding Corp. , Senior Secured Note , Reg S,
3.875% , 10/01/28 .................................. United States 155,000 EUR 180,397
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 310,000 323,202
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 305,000 306,569
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 395,000 396,516
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 585,000 590,507
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 235,000 224,607
2,781,557
Commercial Services & Supplies 1.6%
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 275,000 283,526
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 115,000 120,799
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,100,000 1,137,669

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 155,000 $ 166,852
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 305,000 314,704
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 155,000 162,870
2,186,420
Communications Equipment 0.4%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 205,000 206,241
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 310,000 295,134
501,375
Construction & Engineering 0.1%
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 165,000 174,569
Construction Materials 0.1%
b ,d
Cemex SAB de CV , Sub. Bond , 144A, 7.2% to 9/09/30, FRN
thereafter , Perpetual ............................... Mexico 200,000 208,830
Consumer Finance 2.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 .... Ireland 175,000 183,582
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 370,000 420,505
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 205,000 216,275
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 610,000 656,467
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 995,000 1,036,245
OneMain Finance Corp. ,
Senior Note , 7.5% , 5/15/31 .......................... United States 355,000 373,772
Senior Note , 7.125% , 11/15/31 ....................... United States 355,000 370,825
Senior Note , 6.5% , 3/15/33 .......................... United States 250,000 253,032
3,510,703
Consumer Staples Distribution & Retail 0.3%
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 120,000 126,285
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 280,000 285,464
411,749
Containers & Packaging 2.1%
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 100,000 EUR 111,935
Senior Note , 144A, 4% , 9/01/29 ...................... United States 280,000 263,829
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 425,000 437,302
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 385,000 386,100
b
Graphic Packaging International LLC , Senior Note , Reg S,
2.625% , 2/01/29 ................................... United States 215,000 EUR 245,069
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 465,000 448,725
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 350,000 347,562
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 645,000 644,701
2,885,223

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors 0.3%
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 395,000 $ 413,452
Diversified Telecommunication Services 4.3%
b
Altice Financing SA , Senior Secured Note , 144A, 5% , 1/15/28 .. Luxembourg 205,000 143,717
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 308,040 299,051
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 215,628 206,849
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 157,870 151,492
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 935,000 917,867
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 675,000 667,845
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,010,000 965,225
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 875,000 800,347
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 370,000 377,301
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 295,000 308,359
b
Virgin Media Finance plc , Senior Bond , 144A, 5% , 7/15/30 .... United Kingdom 475,000 419,238
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 245,000 227,691
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 495,000 510,349
5,995,331
Electric Utilities 2.3%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 660,000 662,517
b
NRG Energy, Inc. ,
d
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 345,000 377,041
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 390,000 400,902
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 670,000 679,225
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 230,000 239,682
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 95,000 94,384
b
Vistra Operations Co. LLC , Senior Note , 144A, 6.875% , 4/15/32 United States 755,000 795,687
3,249,438
Electrical Equipment 0.6%
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 280,000 EUR 318,999
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 490,000 497,937
816,936
Electronic Equipment, Instruments & Components 0.4%
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 565,000 553,969
Energy Equipment & Services 2.2%
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 199,544 199,187
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 140,000 144,015
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 305,000 317,489
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 245,000 250,324
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 580,000 563,051
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 68,692 70,679

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 485,000 $ 417,423
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 472,500 493,946
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 65,000 68,194
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 168,000 172,318
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 365,000 373,994
3,070,620
Entertainment 1.0%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 690,000 719,250
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 310,000 GBP 421,208
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 270,000 190,688
1,331,146
Financial Services 4.6%
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 365,000 388,132
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 400,000 408,499
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 600,000 612,727
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 320,000 355,132
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 595,000 626,797
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 470,000 495,790
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 500,000 526,234
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 325,000 339,781
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 205,000 214,262
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 960,000 997,017
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 510,000 529,742
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 380,000 399,938
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 415,000 433,206
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 120,585
6,447,842
Food Products 0.7%
b ,c
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 147,345 154,067
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 380,000 396,861
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 455,000 461,609
1,012,537
Ground Transportation 0.6%
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 235,000 245,923
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 575,000 602,524
848,447

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 125,000 $ 130,625
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
b,e
Senior Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR
+ 7.75% ), 1/15/31 ................................. United States 300,000 EUR 358,852
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 60,000 62,773
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 90,000 90,540
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 245,000 239,366
882,156
Health Care Providers & Services 4.0%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 855,000 804,549
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 458,000 500,452
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 335,000 352,279
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 335,000 350,763
CVS Health Corp. , Junior Sub. Bond , 7% to 3/09/30, FRN
thereafter , 3/10/55 ................................. United States 520,000 545,843
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 890,000 926,994
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 65,000 67,449
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,000,000 986,034
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 270,000 278,159
Senior Secured Note , 6.125% , 6/15/30 ................. United States 775,000 794,021
5,606,543
Health Care REITs 0.6%
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 845,000 903,033
Health Care Technology 1.0%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 440,000 439,050
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 875,000 915,397
1,354,447
Hotel & Resort REITs 0.6%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 110,000 113,505
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 415,000 430,675
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 195,000 203,495
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 125,000 129,167
876,842
Hotels, Restaurants & Leisure 7.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 400,000 381,414
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 545,000 532,862
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 420,000 403,155
Senior Note , 144A, 6% , 10/15/32 ..................... United States 180,000 175,178
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 200,000 207,225
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 445,000 450,157
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 380,000 392,792

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Carnival Corp., (continued)
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 555,000 $ 570,280
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 200,000 206,623
b
Churchill Downs, Inc. ,
Senior Note , 144A, 5.75% , 4/01/30 .................... United States 315,000 318,252
Senior Note , 144A, 6.75% , 5/01/31 .................... United States 60,000 62,291
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 515,000 490,023
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 202,889
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 310,000 313,356
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 675,000 691,146
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 540,000 554,899
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 70,000 73,170
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 450,000 470,273
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 215,000 229,002
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 150,000 153,681
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 160,000 160,008
b
Penn Entertainment, Inc. ,
Senior Note , 144A, 5.625% , 1/15/27 ................... United States 290,000 290,740
Senior Note , 144A, 4.125% , 7/01/29 ................... United States 100,000 93,098
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 260,000 265,512
b
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 270,000 276,114
Senior Note , 144A, 6% , 2/01/33 ...................... United States 620,000 637,264
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 360,000 320,209
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 160,000 161,499
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 395,000 423,201
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 565,000 611,727
10,118,040
Household Durables 1.9%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 255,000 255,417
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 140,000 142,992
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 210,000 213,582
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 460,000 480,099
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 135,000 132,013
Senior Note , 6.625% , 5/15/32 ........................ United States 290,000 281,744
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 290,000 292,002
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 70,000 72,067
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 305,000 301,030

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
b
Weekley Homes LLC / Weekley Finance Corp., (continued)
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 480,000 $ 486,614
2,657,560
Household Products 0.1%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 160,000 153,058
Independent Power and Renewable Electricity Producers 1.4%
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 310,000 316,156
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 560,000 579,440
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 560,000 571,415
b ,d
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 150,000 154,352
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 290,000 296,149
1,917,512
Insurance 1.9%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 245,000 256,551
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 435,000 454,779
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 530,000 532,319
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 130,000 134,955
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 560,000 581,373
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 505,000 524,254
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 170,000 178,297
2,662,528
IT Services 0.8%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 860,000 805,354
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 315,000 329,077
1,134,431
Machinery 0.4%
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 130,000 138,078
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 235,000 234,412
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 165,000 169,407
541,897
Media 6.7%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 145,000 145,214
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 125,000 132,175
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 555,000 586,702
b
CSC Holdings LLC ,
Senior Bond , 144A, 5.375% , 2/01/28 ................... United States 680,000 494,054
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 340,000 252,815
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 295,000 298,848

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 64,000 $ 64,412
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 170,000 173,842
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 370,000 357,857
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 505,000 558,824
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 700,000 699,628
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 475,000 493,298
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 400,000 300,302
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 135,000 138,028
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 485,000 490,461
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 465,000 490,957
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 240,000 238,386
b
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 400,000 391,483
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 895,000 935,382
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 350,000 322,556
Senior Note , 144A, 4% , 7/15/28 ...................... United States 140,000 137,036
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 400,000 398,963
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 440,000 473,232
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 385,000 348,707
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 410,000 415,764
9,338,926
Metals & Mining 3.1%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 525,000 593,281
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 256,000 258,365
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 295,000 302,744
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 170,000 177,783
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 165,000 159,373
b
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 150,000 EUR 174,050
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 415,000 430,299
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 330,000 335,678
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 185,000 193,085
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 140,000 135,337
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 240,000 218,953
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 311,652
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 430,000 436,266
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 370,000 359,034
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 175,000 186,078
4,271,978
Mortgage Real Estate Investment Trusts (REITs) 0.3%
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 405,000 392,048

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 5.8%
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 565,000 $ 561,582
d
Energy Transfer LP , B , Junior Sub. Bond , 6.625% to 2/14/28, FRN
thereafter , Perpetual ............................... United States 630,000 629,685
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 625,000 638,843
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 140,000 145,108
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 345,000 353,766
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 740,000 747,082
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 455,000 461,741
Occidental Petroleum Corp. , Senior Bond , 6.2% , 3/15/40 ......
United States 890,000 907,898
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 560,000 573,906
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 510,000 506,854
b
Venture Global LNG, Inc. ,
d
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 400,000 316,184
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 340,000 352,614
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 480,000 477,603
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 315,000 325,615
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 85,000 93,116
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 250,000 256,190
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 85,000 91,890
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 145,000 148,589
Viper Energy Partners LLC , Senior Bond , 5.7% , 8/01/35 ......
United States 94,000 95,988
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 350,000 345,087
8,029,341
Paper & Forest Products 0.3%
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 150,000 138,865
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 160,000 157,233
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 275,000 176,537
472,635
Passenger Airlines 0.7%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 54,167 54,272
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 325,000 331,157
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 410,000 439,050
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 130,000 129,528
954,007
Personal Care Products 1.0%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 245,000 251,950
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 1,085,000 1,112,037
1,363,987
Pharmaceuticals 1.2%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 205,000 213,357
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 185,000 195,765

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 225,000 EUR $ 272,379
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 6.75% , 3/01/28 ......................... Israel 525,000 545,259
Senior Note , 8.125% , 9/15/31 ........................ Israel 400,000 461,076
1,687,836
Professional Services 0.4%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 475,000 492,066
Real Estate Management & Development 0.2%
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 253,800 253,754
Semiconductors & Semiconductor Equipment 0.3%
b
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 . United States 80,000 78,567
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 130,000 134,914
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 220,000 225,213
438,694
Software 1.1%
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 350,000 364,770
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 265,000 268,643
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 440,000 384,183
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 245,000 241,241
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 303,494
1,562,331
Specialized REITs 1.1%
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 745,000 751,717
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 780,000 798,618
1,550,335
Specialty Retail 1.2%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 675,000 683,578
b ,c
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 299,600 338,281
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 270,000 275,100
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 295,000 306,288
1,603,247
Technology Hardware, Storage & Peripherals 0.4%
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 140,000 123,970
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 370,000 381,883
505,853
Textiles, Apparel & Luxury Goods 1.0%
b
Beach Acquisition Bidco LLC ,
c
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 535,000 563,820
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 275,000 EUR 329,803
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 240,000 232,593

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods (continued)
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 225,000 $ 225,781
1,351,997
Trading Companies & Distributors 2.0%
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 575,000 571,225
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 280,000 291,321
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 305,000 322,544
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 205,000 213,567
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 610,000 637,583
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 90,000 93,053
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 410,000 428,620
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 165,000 172,377
2,730,290
Wireless Telecommunication Services 1.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 795,000 844,281
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 200,000 207,655
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 295,000 304,411
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 515,000 547,817
1,904,164
Total Corporate Bonds (Cost $ 118,136,109 ) ...................................
121,281,503
f
Senior Floating Rate Interests 4.8%
Automobile Components 0.3%
g
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.581% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 365,506 363,564
g
Chemicals 0.4%
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.254% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 142,941 139,100
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 275,322 275,897
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 132,316 132,605
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 145,307 81,413
629,015
a a a a a a
Commercial Services & Supplies 0.3%
g
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.466% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 401,209 403,841
Communications Equipment 0.3%
g
CommScope, Inc., First Lien, Initial CME Term Loan , 8.466% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 405,000 406,288
Containers & Packaging 0.1%
h,i
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan ,
TBD, 11/01/32 .................................... Luxembourg 72,688 65,328

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
Containers & Packaging (continued)
g
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 227,948 $ 39,891
105,219
a a a a a a
Distributors 0.2%
g
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 279,169 279,534
Food Products 0.3%
g
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.122% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 402,817 403,379
Health Care Equipment & Supplies 0.2%
g
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 7.966% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 329,103 332,970
g
Hotels, Restaurants & Leisure 0.5%
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.966% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 407,961 408,332
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 45,004 44,357
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 182,225 179,265
631,954
a a a a a a
IT Services 0.2%
g
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.784% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 252,455 253,009
g
Media 0.5%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.831% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 268,433 269,488
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.352% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 406,070 407,982
677,470
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
g
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 6.986% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 116,415 117,506
g
Pharmaceuticals 0.4%
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.966% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 218,900 214,359
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.466% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 405,863 403,224
617,583
a a a a a a
g
Software 0.3%
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.922% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 113,433 113,709
Rocket Software, Inc., First Lien, CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 280,034 280,325
394,034
a a a a a a

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
f
Senior Floating Rate Interests
(continued)
g
Specialty Retail 0.4%
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.584% , ( 1-month SOFR + 3.75% ), 6/06/31 . United States 171,933 $ 161,741
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 374,765 376,716
538,457
a a a a a a
g
Textiles, Apparel & Luxury Goods 0.2%
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.922% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 17,692 17,858
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 285,636 267,268
285,126
a a a a a a
Wireless Telecommunication Services 0.1%
g
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.216% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 211,113 211,084
Total Senior Floating Rate Interests (Cost $ 6,884,030 ) .........................
6,650,033
Foreign Government and Agency Securities 0.1%
b ,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 233,378
Total Foreign Government and Agency Securities (Cost $ 200,000 ) ..............
233,378
Total Long Term Investments (Cost $ 128,115,232 ) .............................
132,275,949
a
Short Term Investments 3.2%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 3.2%
j,k
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 4,469,071 4,469,071
Total Management Investment Companies (Cost $ 4,469,071 ) ...................
4,469,071
Total Short Term Investments (Cost $ 4,469,071 ) ...............................
4,469,071
a
Total Investments (Cost $ 132,584,303 ) 98.4% .................................
$136,745,020
Other Assets, less Liabilities 1.6% ...........................................
2,177,824
Net Assets 100.0% .........................................................
$138,922,844
a a a

Putnam Variable Trust
Schedule of Investments
Putnam VT High Yield Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $109,855,652, representing 79.1% of net assets.
c
Income may be received in additional securities and/or cash.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
See Note 1(e) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 310,200 414,478 3/17/26 $ — $ (3,581)
Euro ............. CITI Sell 148,500 174,912 3/17/26 — (187)
Euro ............. HSBK Sell 2,871,100 3,382,931 3/17/26 — (2,427)
Total Forward Exchange Contracts ................................................... — $(6,195)
Net unrealized appreciation (depreciation) ............................................ $(6,195)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 35 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
High Yield Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $128,115,232
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,469,071
Value - Unaffiliated issuers .................................................................. $132,275,949
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,469,071
Cash .................................................................................... 68,613
Receivables:
Investment securities sold ................................................................... 152,695
Capital shares sold ........................................................................ 36,476
Dividends and interest ..................................................................... 2,364,045
Prepaid expenses .......................................................................... 77,090
Total assets .......................................................................... 139,443,939
Liabilities:
Payables:
Investment securities purchased .............................................................. 60,122
Capital shares redeemed ................................................................... 159,446
Management fees ......................................................................... 63,552
Administrative fees ........................................................................ 1,208
Distribution fees .......................................................................... 9,264
Transfer agent fees ........................................................................ 16,353
Professional fees ......................................................................... 75,540
Trustees' fees and expenses ................................................................. 103,941
Unrealized depreciation on OTC forward exchange contracts .......................................... 6,195
Accrued expenses and other liabilities ........................................................... 25,474
Total liabilities ......................................................................... 521,095
Net assets, at value ................................................................. $138,922,844
Net assets consist of:
Paid-in capital ............................................................................. $152,995,426
Total distributable earnings (losses) ............................................................. (14,072,582)
Net assets, at value ................................................................. $138,922,844

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
High Yield Fund
Class IA:
Net assets, at value ....................................................................... $95,400,567
Shares outstanding ........................................................................ 16,413,962
Net asset value and maximum offering price per share
a
............................................. $5.81
Class IB:
Net assets, at value ....................................................................... $43,522,277
Shares outstanding ........................................................................ 7,586,263
Net asset value and maximum offering price per share
a
............................................. $5.74
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
High Yield Fund
Investment income:
Dividends: (net of foreign taxes of $60)
Unaffiliated issuers ........................................................................ $82,300
Non-controlled affiliates (Note 3 f ) ............................................................. 229,840
Interest:
Unaffiliated issuers ........................................................................ 9,467,893
Total investment income ................................................................... 9,780,033
Expenses:
Management fees (Note 3 a ) ................................................................... 755,500
Administrative fees (Note 3 b ) .................................................................. 2,550
Distribution fees: (Note 3c )
Class IB ................................................................................ 105,759
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 67,967
Class IB ................................................................................ 29,996
Custodian fees (Note 4 ) ...................................................................... 7,450
Reports to shareholders fees .................................................................. 29,427
Professional fees ........................................................................... 92,960
Trustees' fees and expenses (Note 3 e ) ........................................................... 4,554
Other .................................................................................... 4,921
Total expenses ......................................................................... 1,101,084
Expense reductions (Note 4 ) ............................................................... (1,593)
Net expenses ......................................................................... 1,099,491
Net investment income ................................................................ 8,680,542
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,835)
Foreign currency transactions ................................................................ 126
Forward exchange contracts ................................................................. (227,117)
Swap contracts ........................................................................... 1,814
Net realized gain (loss) .................................................................. (230,012)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,141,083
Translation of other assets and liabilities denominated in foreign currencies .............................. 2,222
Forward exchange contracts ................................................................. (69,986)
Swap contracts ........................................................................... (15,770)
Net change in unrealized appreciation (depreciation) ............................................ 3,057,549
Net realized and unrealized gain (loss) ............................................................ 2,827,537
Net increase (decrease) in net assets resulting from operations .......................................... $11,508,079

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT High Yield Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,680,542 $9,113,256
Net realized gain (loss) ................................................. (230,012) (1,899,414)
Net change in unrealized appreciation (depreciation) ........................... 3,057,549 3,936,981
Net increase (decrease) in net assets resulting from operations ................ 11,508,079 11,150,823
Distributions to shareholders:
Class IA ............................................................ (6,439,428) (5,880,235)
Class IB ............................................................ (2,716,756) (2,839,660)
Total distributions to shareholders .......................................... (9,156,184) (8,719,895)
Capital share transactions: (Note 2 )
Class IA ............................................................ (8,655,219) 498,969
Class IB ............................................................ (851,154) (4,396,241)
Total capital share transactions ............................................ (9,506,373) (3,897,272)
Net increase (decrease) in net assets ................................... (7,154,478) (1,466,344)
Net assets:
Beginning of year ....................................................... 146,077,322 147,543,666
End of year ........................................................... $138,922,844 $146,077,322

Putnam Variable Trust
Notes to Financial Statements
Putnam VT High Yield Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
High Yield Fund (Fund) is included in this report. Shares
of the Fund are generally sold only to insurance company
separate accounts to fund the benefits of variable life
insurance policies or variable annuity contracts. The Fund
offers two classes of shares: Class IA and Class IB. Each
class of shares may differ by its distribution fees, voting
rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. If such an event occurs, the securities may be valued using fair value procedures, which may
include the use of independent pricing services.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $6,195.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 8  regarding other derivative information.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 969,956 $5,499,150 1,522,201 $8,498,320
Shares issued in reinvestment of distributions .......... 1,199,149 6,439,428 1,095,016 5,880,235
Shares redeemed ............................... (3,664,586) (20,593,797) (2,501,626) (13,879,586)
Net increase (decrease) .......................... (1,495,481) $(8,655,219) 115,591 $498,969
Class IB Shares:
Shares sold ................................... 3,509,858 $19,391,537 1,618,772 $8,942,309
Shares issued in reinvestment of distributions .......... 511,630 2,716,756 534,776 2,839,660
Shares redeemed ............................... (4,202,622) (22,959,447) (2,969,637) (16,178,210)
Net increase (decrease) .......................... (181,134) $(851,154) (816,089) $(4,396,241)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.542% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion,
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT High Yield Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT High Yield Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $157,398 of capital loss carryforwards.
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $4,598,400 $57,784,117 $(57,913,446) $— $— $4,469,071 4,469,071 $229,840
Total Affiliated Securities ... $4,598,400 $57,784,117 $(57,913,446) $— $— $4,469,071 $229,840
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 894,816
Long term ................................................................................ 25,713,916
Total capital loss carryforwards ............................................................... $26,608,732
2025 2024
Distributions paid from:
Ordinary income .......................................................... $9,156,184 $8,719,895
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$59,847,808 and $69,425,954, respectively.
7. Credit Risk
At December 31, 2025, the Fund had 87.3% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $132,560,979
Unrealized appreciation ........................................................................ $5,535,359
Unrealized depreciation ........................................................................ (1,357,513)
Net unrealized appreciation (depreciation) .......................................................... $4,177,846
Distributable earnings:
Undistributed ordinary income ................................................................... $8,357,907
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT High Yield Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ — Unrealized depreciation on OTC
forward exchange contracts
$ 6,195
Total .................... $— $6,195
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of swap contracts represented $1,542,154.
The average month end contract value of forward exchange contracts was $3,626,183.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 35 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT High Yield Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(227,117) Forward exchange contracts $(69,986)
Credit contracts ...............
Swap contracts 1,814 Swap contracts (15,770)
Total ....................... $(225,303) $(85,756)
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam VT High Yield Fund
Assets:
Investments in Securities:
a
Common Stocks :
Commercial Services & Supplies ........... $ 190,268 $ — $ — $ 190,268
Diversified Telecommunication Services ..... — 72,130 — 72,130
Hotels, Restaurants & Leisure ............. 414,178 — — 414,178
Convertible Preferred Stocks ................ 1,223,022 — — 1,223,022
Convertible Bonds ....................... — 2,211,437 — 2,211,437
Corporate Bonds ........................ — 121,281,503 — 121,281,503
Senior Floating Rate Interests ............... — 6,650,033 — 6,650,033
Foreign Government and Agency Securities .... — 233,378 — 233,378
Short Term Investments ................... 4,469,071 — — 4,469,071
Total Investments in Securities ........... $6,296,539 $130,448,481 $— $136,745,020
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 6,195 — 6,195
Total Other Financial Instruments ......... $— $6,195 $— $6,195
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT High Yield Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
CITI
Citibank NA
HSBK
HSBC Bank plc
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
EURIBOR
Euro Inter-Bank Offer Rate
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
High Yield Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31,
2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam VT High Yield Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $84,215
Section 163(j) Interest Earned §163(j) $8,472,958

Putnam Variable Trust

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38920-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026